UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:     1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund I General Partner, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  028-12038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
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Title:     Member
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:



       /s/PETER W. MAY             New York, New York             5/16/11
       ------------------------   ------------------------------  --------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                           FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omtited from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                   5
                                               -------------

Form 13F Information Table Entry Total:              7
                                               -------------

Form 13F Information Table Value Total:            $47,132
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number        Name


01     28-11639                    Nelson Peltz

02     28-11640                    Peter W. May

03     28-11641                    Edward P. Garden

04     28-12039                    Trian Fund Management, L.P.

05     28-12040                    Trian Fund Management GP, LLC




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                           FORM 13F INFORMATION TABLE



COLUMN 1                 COLUMN 2       COLUMN 3   COLUMN 4            COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
--------                 --------       --------   --------            --------          --------      --------        --------
                                                    VALUE       SHARES/OR  SH/  PUT/    INVESTMENT      OTHER       VOTING AUTHORITY
                                                                                                                    ----------------
NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN  CALL    DISCRETION     MANAGERS   SOLE  SHARED  NONE
--------------         --------------    -----     --------     -------    ---  ----    ----------     --------   ----  ------  ----
Wendys Arbys Group Inc.     COM        950587105     8,867    1,919,315     SH           Defined       1,2,3,4,5      1,919,315

Heinz HJ Co.                COM        423074103     5,499      111,183     SH           Defined       1,2,3,4,5        111,183

Tiffany & Co. NEW           COM        886547108    12,741      204,603     SH           Defined       1,2,3,4,5        204,603

Family Dlr Stores Inc       COM        307000109     6,423      129,214     SH           Defined       1,2,3,4,5        129,214

Legg Mason Inc.             COM        524901105     9,426      259,884     SH           Defined       1,2,3,4,5        259,884

State Str Corp              COM        857477103     1,624       35,053     SH           Defined       1,2,3,4,5         35,053

Kellogg Co.                 COM        487836108     2,552       49,957     SH           Defined       1,2,3,4,5         49,957

